Taxation on Ordinary Activities - Summary of Tax on Items Recognised Directly in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current tax	£ (5)	£ (6)	£ (4)
Deferred tax	12	(106)	(110)
(Charged)/credited to other comprehensive income	£ 7	£ (112)	£ (114)